EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
EQUITY AND EARNINGS PER SHARE
EQUITY AND EARNINGS PER SHARE
Equity and Dividends

During the years ended December 31, 2017, 2016 and 2015, we declared dividends per common share of $1.04, $1.04 and $0.75, respectively.

During 2017, we issued an aggregate of 21,622 shares of our common stock to independent directors as compensation.

As of December 31, 2017, approximately 1.3 million shares of our common stock were held by Fortress, through its affiliates, and its principals.

Option Plan

Effective upon the spin-off, we have a Nonqualified Stock Option and Incentive Award Plan (the “Plan”) which provides for the grant of equity-based awards, including restricted stock, stock options, stock appreciation rights, performance awards, tandem awards and other equity-based and non-equity based awards, in each case to the Manager and to the directors, officers, employees, service providers, consultants and advisors of the Manager who perform services for New Senior and to New Senior’s directors, officers, service providers, consultants and advisors. New Senior has initially reserved 30 million shares of its common stock for issuance under the Plan; on the first day of each fiscal year beginning during the ten-year term of the Plan in and after calendar year 2014, that number will be increased by a number of shares of New Senior’s common stock equal to 10% of the number of shares of common stock newly issued by New Senior during the immediately preceding fiscal year. New Senior’s board of directors may also determine to issue options to the Manager that are not subject to the Plan, provided that the number of shares underlying any options granted to the Manager in connection with capital raising efforts would not exceed 10% of the shares sold in such offering and would be subject to NYSE rules.

Prior to the spin-off, Drive Shack had issued rights relating to shares of Drive Shack’s common stock (the “Drive Shack options”) to the Manager in connection with capital raising activities. In connection with the spin-off, 5.5 million options that were held by the Manager, or by the directors, officers or employees of the Manager, were converted into an adjusted Drive Shack option and a right relating to a number of shares of New Senior common stock (the “New Senior option”). The exercise price of each adjusted Drive Shack option and New Senior option was set to collectively maintain the intrinsic value of the Drive Shack option immediately prior to the spin-off and to maintain the ratio of the exercise price of the adjusted Drive Shack option and the New Senior option, respectively, to the fair market value of the underlying shares as of the spin-off date, in each case based on the five day average closing price subsequent to the spin-off date. The options expired or expire, as applicable, between January 12, 2015 and August 18, 2024.

2017 Activity

In the first quarter of 2017, strike prices for outstanding options were reduced by $0.97, reflecting the portion of our 2016 dividends which were deemed return of capital.

2016 Activity

In the first quarter of 2016, strike prices for outstanding options were reduced by $0.98, reflecting the portion of our 2015 dividends which were deemed return of capital.

In March 2016, we granted options to a new director relating to 5,000 shares of common stock, the grant date fair value of which was not material.

Our outstanding options are summarized as follows:

	Options Outstanding at December 31, 2016	2017 Activity		Options Outstanding at December 31, 2017
		Expired	Reverted to Manager
Held by the Manager	6,578,114	(110,029)	266,657	6,734,742
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	675,240	(6,301)	(266,657)	402,282
Issued to the independent directors	25,000	—	—	25,000
Total outstanding options	7,278,354	(116,330)	—	7,162,024

The following table summarizes our outstanding options as of December 31, 2017. The last sale price on the NYSE for our common stock in the year ended December 31, 2017 was $7.56 per share.

Recipient	Date of Grant (A)	Options Outstanding and Exercisable	Weighted Average Exercise Price (B)	Intrinsic Value (millions)
Manager	March 2011	182,527	$5.23	$0.4
Manager	September 2011	283,305	2.14	1.5
Manager	April 2012	257,660	5.71	0.5
Manager	May 2012	312,026	6.80	0.2
Manager	July 2012	346,343	6.76	0.3
Manager	January 2013	958,331	12.47	—
Manager	February 2013	383,331	14.90	—
Manager	June 2013	670,829	15.94	—
Manager	November 2013	965,847	17.28	—
Manager	August 2014	765,416	18.94	—
Directors	November 2014	20,000	15.26	—
Manager (C)	June 2015	2,011,409	11.80	—
Directors	March 2016	5,000	9.15	—
Total		7,162,024
Aggregate:
Weighted average exercise price		$12.72
Weighted average remaining life (years)		5.9
Intrinsic value (millions)		$2.9

(A)	Options expire on the tenth anniversary from date of grant.

(B)	The strike prices are subject to adjustment in connection with return of capital dividends.

(C)	Includes 402,282 options that the Manager assigned to Fortress employees.

Earnings Per Share

Basic EPS is calculated by dividing net income (loss) by the weighted average number of shares of common stock outstanding. Diluted EPS is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding plus the additional dilutive effect, if any, of common stock equivalents during each period. Our common stock equivalents are our outstanding stock options.

The following table presents the amounts used in computing our basic EPS and diluted EPS:

	Year Ended December 31,
	2017	2016	2015
Numerator
Net income (loss) applicable to common shares	$12,208	$(72,249)	$(82,425)

Denominator
Basic weighted average shares of common stock	82,145,295	82,357,349	76,601,161
Stock options (A)	596,027	—	—
Diluted weighted average shares of common stock	82,741,322	82,357,349	76,601,161

Basic earnings per common share	$0.15	$(0.88)	$(1.08)

Diluted earnings per common share	$0.15	$(0.88)	$(1.08)

(A)
During the years ended December 31, 2016 and 2015, 539,783 and 635,624 potentially dilutive shares, respectively, were excluded given our loss position, so basic EPS and diluted EPS were the same for each reporting period.